Accounts Receivable - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 83,000,000		$ 35,000,000
Bad debt expense	$ 48,000,000	$ 0